Supplemental cash flow information (Tables)	12 Months Ended
Dec. 31, 2017
Cash Flow Statement [Abstract]
Changes in non-cash working capital
Changes in non-cash working capital for the years ended December 31, 2017 and 2016 are as follows:

For the years ended December 31	2017	2016
Changes in non-cash working capital:
Trade and other receivables	$(37,033)	$4,747
Inventories	(23,136)	(28,094)
Prepaid expenses	(5,702)	(1,286)
Trade, other payables and accrued liabilities, including long-term payables included in other long-term liabilities	103,601	14,577
	37,730	(10,056)
Adjustments for items not having a cash effect and working capital changes relating to taxes and interest paid	(89,445)	(65,850)
Changes in non-cash working capital	$(51,715)	$(75,906)
These changes relate to the following activities:
Operating	$(49,368)	$(87,644)
Financing	—	—
Investing	(2,347)	11,738
Changes in non-cash working capital	$(51,715)	$(75,906)

Reconciliation of liabilities arising from financing activities
Reconciliation of movements in liabilities to cash flows arising from financing activities:

	Long term debt (note 8)	Finance lease obligations (note 9)
Balance at December 31, 2016	$1,556,206	$201,268

Changes from financing cash flows
Repayment of long-term debt and financing fees	(56,997)	—
Payment of finance lease liabilities	—	(6,880)
Total changes from financing cash flows	$(56,997)	$(6,880)

Liability-related other changes
Finance costs	$3,062	$—
New finance leases	—	9,512
Other	—	342
Total liability-related other changes	$3,062	$9,854

Balance at December 31, 2017	$1,502,271	$204,242